Balance Sheet Components - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and related expenses	$ 8,069	$ 6,695
Accrued sales and use tax	885	975
Warranty reserve	8,116	6,121
Financing obligation	0	3,056
Accrued audit and accounting related expenses	783	428
Accrued charger installation costs	579	769
Other accrued expenses	2,202	1,692
Total	$ 20,634	$ 19,736